Form N-1A Supplement	Jun. 24, 2025
Torray Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND TRUST

Torray Fund

(the “Fund”)

Supplement dated June 24, 2025

to the Prospectus and Statement of Additional Information (“SAI”), each dated December 31, 2024, as supplemented

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (“Board”) of The RBB Fund Trust, the Board approved certain changes effective as of August 31, 2025, as described below:

1.	Change in the Name of the Fund

The name of the Fund is being changed to the “Torray Equity Income Fund”.

2.	Change in Investment Objective

a. Prospectus – Summary Section – Investment Objective

b. SAI – Investment Objectives, Policies, Risks and Restrictions – Investment Objectives

The investment objective of the Fund is changed as follows:

The Torray Equity Income Fund seeks to build investor wealth over time, with a particular focus on the level and growth of current income.

3.	Prospectus – Summary Section – Principal Investment Approach

The Principal Investment Approach is amended and restated in its entirety as follows:

The Fund views common stock ownership as an investment in a business, and therefore invests for the long term. The Fund seeks to invest in securities when it believes valuations are modest relative to earnings, cash flow or asset values. The Fund invests principally in common stock of large capitalization domestic companies characterized by operating profitability, conservative financial structures, sustainable dividend policies and shareholder-oriented management. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, preferred stocks, and convertible preferred stocks. This 80% investment policy is not fundamental and may be changed by the Board without shareholder approval.

The Fund usually holds between 20-25 stocks, with positions in individual issuers generally ranging between 3% and 5% of the Fund’s assets. Generally, positions in individual issuers will not exceed 6% of Fund assets. The Fund will not concentrate its investments in any industries, but the Fund may, at certain times and depending on market conditions and other factors, have concentrations in one or more sectors. The Fund will also invest in U.S. Treasury securities and other cash equivalents.

4.	Prospectus – Summary Section – Principal Risks of Investing in the Fund

The following risk factor is added:

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

5.	Prospectus – More Information about Investment Objectives, Approach and Risks – Investment Objectives

The first paragraph is changed as follows:

As noted earlier, the Fund’s investment objective is to build investor wealth over time, with a particular focus on the level and growth of current income. The Fund’s investment objective may be changed without shareholder approval. Shareholders will be provided with prior written notice of any changes to the Fund’s investment objective.

6.	Prospectus – More Information about Investment Objectives, Approach and Risks – Investment Process

The following is added:

The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, preferred stocks, and convertible preferred stocks. Shareholders will be given at least 60 days’ advance notice of any change to this 80% investment policy.

7.	Prospectus – More Information about Investment Objectives, Approach and Risks – Principal Risks of Investing in the Fund

The following risk factor is added:

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. The Fund’s investments in convertible securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

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Please retain this supplement for your reference.